Income taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Text Block]
10.           Income taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions.  The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2006.

At March 31, 2013, the Company had federal net operating loss (“NOL”) carryforwards of $54,017,215 for tax years through the year ended December 31, 2012, that will begin to expire in 2025.  The use of deferred tax assets, including federal net operating losses, is limited to future taxable earnings.  Based on the required analysis of future taxable income under the provisions of ASC 740, Income Taxes (formerly SFAS No. 109), the Company’s management believes that there is not sufficient evidence at March 31, 2013 indicating that the results of operations will generate sufficient taxable income to realize the net deferred tax asset in years beyond 2013.  As a result, a valuation allowance was provided for the entire net deferred tax asset related to future years, including NOL carryforwards.

The Company’s ability to use its NOL carryforwards could be limited and subject to annual limitations.  In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its NOL carryforwards accumulated to date to reduce future taxable income and tax liabilities.  Additionally, because United States tax laws limit the time during which NOL carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its NOL carryforwards for federal income tax purposes.

(10)         Income taxes

The Company files income tax returns in the United States federal jurisdiction and various state and foreign jurisdictions.  The Company is no longer subject to United States federal and state and non-United States income tax examinations by tax authorities for years before 2006.

Deferred income taxes are provided for temporary differences between the carrying amounts and tax basis of assets and liabilities.  Deferred taxes are classified as current or noncurrent based on the financial statement classification of the related asset or liability giving rise to the temporary difference.  For those deferred tax assets or liabilities (such as the tax effect of the net operating loss carryforwards) which do not relate to a financial statement asset or liability, the classification is based on the expected reversal date of the temporary difference.

The income tax provision (benefit) consists of the following at December 31, 2012 and 2011:

	2012	2011
Current:
Federal	$-	$-
State	-	-
Foreign	-	-
	-	-
Deferred:
Federal	(2,126,006)	(2,885,054)
State	(227,883)	(332,175)
Foreign	12,556	52,136
Change in valuation allowance	2,341,333	3,165,093
	$-	$-

The income tax provision (benefit) amounts differ from the amounts computed by applying the United States federal statutory income tax rate of 34% to pretax income (loss) as a result of the following for the years ended December 31, 2012 and 2011:

	2012	2011

Tax expense (benefit) at statutory rate	$(2,176,508)	$(3,583,579)
Increase (reduction) in income taxes resulting from:
State income taxes (benefit), net of federal benefit	(159,432)	(248,639)
Income from foreign subsidiaries	165,660	461,573
Non-deductible loss on extinguishment of debt	-	216,969
Change in valuation allowance - United States	2,301,986	3,217,229
Other	(131,706)	(63,553)
Income tax expense (benefit)	$-	$-

The tax effects of temporary differences that give rise to the deferred tax assets at December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Net operating loss carryforwards	$20,147,348	$18,458,402
Net operating loss carryforwards - foreign	148,674	109,327
Excess of tax basis over book value of property and equipment	42,946	63,785
Excess of tax basis over book value of intangible assets	431,513	427,484
Stock-based compensation	3,097,308	2,572,287
Accrued employee compensation	352,032	235,109
Captialized equity costs	75,471	75,471
Inventory reserve	36,811	48,905
	24,332,103	21,990,770
Valuation allowance	(24,332,103)	(21,990,770)
Net deferred tax assets	$-	$-

The Company’s ability to use its net operating loss carryforwards could be limited and subject to annual limitations.  In connection with future offerings, the Company may realize a “more than 50% change in ownership” which could further limit its ability to use its net operating loss carryforwards accumulated to date to reduce future taxable income and tax liabilities.  Additionally, because United States tax laws limit the time during which net operating loss carryforwards may be applied against future taxable income and tax liabilities, the Company may not be able to take advantage of all or portions of its net operating loss carryforwards for federal income tax purposes.

The federal net operating loss carryforwards at December 31, 2012 will expire as follows:

Years ending December 31,	Amount

2025	$1,376,740
2026	7,291,084
2027	12,280,771
2028	6,922,963
2029	4,816,700
2030	7,667,557
2031	8,816,976
2032	4,844,424
Total	$54,017,215